Redeemable Convertible Preferred Stock and Warrants - Series D-1 Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 19, 2015	May. 31, 2015	Apr. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Shares conversion of common stock					5,332,348
Series D-1 Redeemable Convertible Preferred Stock | Cowen KP Investment LLC
Temporary Equity [Line Items]
Issuance of shares	3,200,000
Issuance of shares, per share amount	$ 1.25
Issuance of shares, value	$ 4
IPO
Temporary Equity [Line Items]
Issuance of shares			5,090,909
Issuance of shares, per share amount		$ 11.00	$ 11.00
Common stock | IPO
Temporary Equity [Line Items]
Issuance of shares				5,854,545
Shares conversion of common stock		5,980,564	5,980,564	5,980,564
Common stock | IPO | Series D-1 Redeemable Convertible Preferred Stock | Cowen KP Investment LLC
Temporary Equity [Line Items]
Shares conversion of common stock			415,584